Warrants	9 Months Ended
Aug. 31, 2018
Warrants [Abstract]
Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

In the registered direct unit offering completed in March 2013, gross proceeds of $3,121,800 were received through the sale of the Company’s units comprised of common share and warrants.

The offering was the sale of 181,500 units at a price of $17.20 per unit, with each unit consisting of one common share and a five year warrant to purchase 0.25 of a common share at an exercise price of $21.00 per share (the “March 2013 Warrants”).

The fair value of the March 2013 Warrants of $407,558 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 63%, risk free interest rates of 0.40%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in July 2013, gross proceeds of $3,075,000 were received through the sale of the Company’s units comprised of common shares and warrants. The offering was the sale of 150,000 units at a price of $20.50 per unit, each unit consisting of one common share and a five year warrant to purchase 0.25 of a common share at an exercise price of $25.50 per share (the “July 2013 Warrants”).

The fair value of the July 2013 Warrants of $328,350 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 62.4%, risk free interest rates of 0.58%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in June 2016, gross proceeds of $5,200,000 were received through the sale of the Company’s units comprised of common shares and warrants. The Company issued at the initial closing of the offering an aggregate of 322,981 common shares and warrants to purchase an additional 161,490 common shares, at a price of $16.10 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $19.30 per common share. The underwriter also purchased at such closing additional warrants (collectively with the warrants issued at the initial closing, the “June 2016 Warrants”) at a purchase price of $0.01 per warrant to acquire 24,223 common shares pursuant to the over-allotment option exercised in part by the underwriter. The fair value of the June 2016 Warrants of $1,175,190 was initially estimated at closing using the Black-Scholes

Option Pricing Model, using volatility of 64.1%, risk free interest rates of 0.92%, expected life of 5 years, and dividend yield of Nil.

In the registered direct offering completed in October 2017, gross proceeds of $4,000,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 363,636 common shares at a price of $11.00 per share and warrants to purchase an additional 181,818 common shares. The October 2017 Warrants are exercisable six months following the closing date and will expire 30 months after the date they become exercisable, and have an exercise price of $12.50 per common share. The Company also issued the Placement Agents Warrants to purchase 18,181 common shares at an exercise price of $13.75 per share. The holders of October 2017 Warrants and Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of share for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the October 2017 Warrants of $742,555 was initially estimated at closing using the Black- Scholes Option Pricing Model, using volatility of 73.67%, risk free interest rates of 1.64%, expected life of 3 years, and dividend yield of Nil.

The fair value of the Placement Agents Warrants was estimated at $86,196 using the Black-Scholes Option Pricing Model, using volatility of 73.67%, a risk free interest rate of 1.64%, an expected life of 3 years, and a dividend yield of Nil.

In the two registered direct offerings completed in March 2018, gross proceeds of $5,300,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 883,333 common shares at a price of $6.00 per share and warrants to purchase an additional 441,666 common shares. The March 2018 Warrants will be exercisable six months following the closing date and will expire 30 months after the date they become exercisable, and have an exercise price of $6.00 per common share. The Company also issued the March Placement Agent Warrants to purchase 44,166 common shares at an exercise price of $7.50 per share. The holders of March 2018 Warrants and March Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of share for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the March 2018 Warrants of $1,115,480 was initially estimated at closing using the Black- Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, expected life of 3 years, and dividend yield of Nil.

The fair value of the Placement Agents Warrants was estimated at $141,284 using the Black-Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, an expected life of 3 years, and a dividend yield of Nil.

The following table provides information on the 963,309 warrants outstanding and exercisable as of August 31, 2018:

		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 2, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
Placement Agent Warrants	$ 13.750	18,181	October 13, 2020	18,181
March Placement Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March Placement Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
		963,309		824,570

During the three and nine months ended August 31, 2018, there were no cash exercises in respect of warrants (three and nine months ended August 31, 2017 – 3,000 and 33,601) and no cashless exercise (three and nine months ended August 31, 2017 - Nil) of warrants, resulting in the issuance of Nil (three and nine months ended August 31, 2017 – 1,500 and 16,801) and Nil (three and nine months ended August 31, 2017 - Nil) common shares, respectively.

For the warrants exercised, the Company recorded a charge to capital stock of $Nil (three and nine months ended August 31, 2017 - $38,442 and $430,573) comprised of proceeds of $Nil (three and nine months ended August 31, 2017 – $28,950 and $324,258) and the associated amount of $Nil (three and nine months ended August 31, 2017 - $9,492 and $106,315) previously recorded in additional paid-in-capital.

Details of warrant transactions are as follows:

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	March 2018 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	149,174	87,000	277,478	181,818	18,181	—	—	713,651
Issued	—	—	—	—	—	441,666	44,166	485,832
Expired	(149,174)	(87,000)	—	—	—	—	—	(236,174)
Outstanding, August 31, 2018	—	0	277,478	181,818	18,181	441,666	44,166	963,309

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	Total
Outstanding, December 1, 2016	149,174	87,000	311,474	547,648
Exercised	—	—	(30,601)	(30,601)
Outstanding, August 31, 2017	149,174	87,000	280,873	517,047